Consolidated Statements of Operations and Comprehensive Loss shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 9,725	$ 12,506	$ 8,950	$ 8,667
Other income	65	83	103	89
Drivers and riders cost and related expenses	(5,409)	(6,956)	(4,599)	(6,813)
Employee benefits expenses	(1,814)	(2,333)	(2,271)	(2,052)
Depreciation and amortization expenses	(477)	(613)	(559)	(402)
Finance costs	(4)	(5)	(77)	(446)
Other expenses	(6,957)	(8,945)	(9,875)	(4,289)
Operational loss	(4,871)	(6,263)	(8,328)	(5,246)
Impairment of goodwill				(664)
Share of results	(93)	(119)
Share-based compensations	(8,631)	(11,099)	(10,347)	(6,959)
Loss before income taxes	(13,595)	(17,481)	(18,675)	(12,869)
Income tax expense	25	32
Net income (loss)	(13,570)	(17,449)	(18,675)	(12,869)
Other comprehensive loss:
Foreign currency translation adjustment	(264)	(339)	228	(117)
Net loss and total comprehensive loss	(13,834)	(17,788)	(18,447)	(12,986)
Net loss and total comprehensive loss	(13,834)	(17,788)	(18,447)	(12,986)
Loss for the year attributable to:
Owners of the Company	(13,761)	(17,695)	(18,650)	(12,827)
Non-controlling interest	191	246	(25)	(42)
Net loss and total comprehensive loss attributable to:
Owners of the Company	(14,025)	(18,034)	(18,422)	(12,944)
Non-controlling interest	$ 191	$ 246	$ (25)	$ (42)
Net loss per share attributable to ordinary shareholders
Net loss per share attributable to ordinary shareholders, Basic | (per share)	$ (0.31)	$ (0.40)	$ (0.87)	$ (1.00)
Net loss per share attributable to ordinary shareholders, Diluted | (per share)	$ (0.31)	$ (0.40)	$ (0.87)	$ (1.00)
Weighted average number of Ordinary Shares used in computing net loss per share
Weighted average number of ordinary shares used in computing net loss per share, Basic	44,799	44,799	21,260	13,007
Weighted average number of ordinary shares used in computing net loss per share, Diluted	44,799	44,799	21,260	13,007